TRAVELERS SERIES FUND INC.

on behalf of

MFS Total Return Portfolio

Supplement dated December 28, 2004

To the Prospectus dated February 27, 2004, as amended

Effective December 31, 2004, the table appearing on page 10 of the Prospectus under the section entitled “Management – The Portfolio Manager” is deleted and replaced with the following:

Fund	Portfolio Manager	Business Experience

MFS Total Return Portfolio	Brooks Taylor (since 2004) Manager of investment team Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, MA 02116	Vice President, head of the portfolio management team and manager of the fund’s equity portion of the portfolio; Affiliated with MFS since 1996.

	David M. Calabro (since 1995)	Senior Vice President and portfolio manager of the fund’s equity portion of the portfolio; Affiliated with MFS since 1992.

	Kenneth J. Enright (since 1999)	Senior Vice President and portfolio manager of the series’ equity portion; Affiliated with MFS since 1999.

	Steven R. Gorham (since 2002)	Senior Vice President and portfolio manager of the fund’s equity portion of the portfolio; Affiliated with MFS since 1992.

	Constantinos G. Mokas (since 1998)	Senior Vice President and portfolio manager of the series’ equity portion; Affiliated with MFS since 1990.

	Michael W. Roberge (since 2002)	Senior Vice President and portfolio manager of the fund’s fixed income portion of the fund’s portfolio; Affiliated with MFS since 1996.

	William J. Adams (since 2004)	Vice President and portfolio manager of the fund’s fixed income portion of the fund’s portfolio; Affiliated with MFS since 1997.

	William Douglas (since 2004)	Vice President and portfolio manager of the fund’s fixed income portion of the fund’s portfolio; Affiliated with MFS since 1996.

	Edward B. Baldini (since 2004)	Vice President and portfolio manager; Affiliated with MFS since 2000.

	Alan T. Langsner (since 2004)	Vice President and portfolio manager of the fund’s equity portion of the portfolio; Affiliated with MFS since 1998.

	Katrina Mead (since 2004)	Vice President and portfolio manager; Affiliated with MFS since 1997.

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